INTANGIBLE ASSETS AND GOODWILL - Determine the recoverable amount of CGUs - (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	$ 35,942
Amortization	(277)	$ 0
Balance at the end	145,125	35,942
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	46,156	21,938
Additions	191	24,218
Foreign exchange adjustments	2,032
Balance at the end	163,533	46,156
Cost | LYF
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	19,595
Cost | GR
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	60,243
Cost | CS
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	35,316
Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	(10,214)	(2,872)
Amortization	8,194	7,342
Balance at the end	(18,408)	(10,214)
SoRSE Manufacturing and Sales License
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	28,477
Balance at the end	21,358	28,477
SoRSE Manufacturing and Sales License | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	38,449	14,266
Additions		24,183
Balance at the end	38,449	38,449
SoRSE Manufacturing and Sales License | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	(9,972)	(2,854)
Amortization	7,119	7,118
Balance at the end	(17,091)	(9,972)
Health Canada licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	2,980
Amortization	(141)	0
Balance at the end	12,952	2,980
Health Canada licenses | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	2,980	2,980
Balance at the end	13,093	2,980
Health Canada licenses | Cost | LYF
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	9,320
Health Canada licenses | Cost | CS
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	793
Health Canada licenses | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	141
Balance at the end	(141)
Customer Relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	197
Balance at the end	2,166	197
Customer Relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	430	430
Foreign exchange adjustments	77
Balance at the end	2,602	430
Customer Relationships | Cost | LYF
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	40
Customer Relationships | Cost | GR
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	2,050
Customer Relationships | Cost | CS
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	5
Customer Relationships | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	(233)	(18)
Amortization	203	215
Balance at the end	(436)	(233)
Brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	130
Balance at the end	54,343	130
Brand | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	130	130
Foreign exchange adjustments	1,134
Balance at the end	55,058	130
Brand | Cost | LYF
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	3,622
Brand | Cost | GR
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	30,253
Brand | Cost | CS
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	19,919
Brand | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	715
Balance at the end	(715)
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	35
Balance at the end	1,084	35
Software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	44	9
Additions	191	35
Foreign exchange adjustments	33
Balance at the end	1,109	44
Software | Cost | GR
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	841
Software | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	(9)
Amortization	16	9
Balance at the end	(25)	(9)
Goodwill.
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	4,123
Balance at the end	53,222	4,123
Goodwill. | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	4,123	4,123
Foreign exchange adjustments	788
Balance at the end	53,222	$ 4,123
Goodwill. | Cost | LYF
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	6,613
Goodwill. | Cost | GR
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	27,099
Goodwill. | Cost | CS
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions from acquisition	$ 14,599